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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                              HOLLAND BALANCED FUND
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)             Copy to:
         MICHAEL F. HOLLAND
          375 PARK AVENUE
      NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010
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ITEM 1. SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)                                     Shares        Value
-------------------------                                  -----------   ----------
COMMON STOCKS-65.0% (a)
COMPUTERS-4.9%
International Business Machines Corp.                           11,500   $ 1,420,020
                                                                         -----------
ELECTRONICS-9.5%
3M Co.                                                          16,100     1,271,739
Intel Corp.                                                     77,800     1,513,210
                                                                         -----------
                                                                           2,784,949
                                                                         -----------
ENTERTAINMENT & LEISURE-3.7%
The Walt Disney Co.                                             33,900     1,067,850
                                                                         -----------
FINANCIAL-6.2%
American Express Co.                                            27,500     1,091,750
JPMorgan Chase & Co.                                            20,000       732,200
                                                                         -----------
                                                                           1,823,950
                                                                         -----------
FOOD & BEVERAGES-4.2%
PepsiCo, Inc.                                                   20,000     1,219,000
                                                                         -----------
INSURANCE-8.5%
Berkshire Hathaway, Inc.  Class A*                                  11     1,320,000
Chubb Corp                                                      23,000     1,150,230
                                                                         -----------
                                                                           2,470,230
                                                                         -----------
OIL/GAS-7.3%
Exxon Mobil Corp.                                               19,000     1,084,330
Schlumberger, Ltd.                                              19,100     1,056,994
                                                                         -----------
                                                                           2,141,324
                                                                         -----------
PHARMACEUTICALS-4.3%
Johnson & Johnson                                               21,500     1,269,790
                                                                         -----------
PRODUCER GOODS-2.6%
General Electric Co.                                            52,900       762,818
                                                                         -----------
RETAIL-5.3%
Home Depot, Inc.                                                21,000       589,470
Wal-Mart Stores, Inc.                                           20,000       961,400
                                                                         -----------
                                                                           1,550,870
                                                                         -----------
SOFTWARE-4.0%
Microsoft Corp.                                                 51,000     1,173,510
                                                                         -----------

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Holland Series Fund, Inc.

Holland Balanced Fund -  PORTFOLIO OF INVESTMENTS (CONTINUED)

June 30, 2010 (Unaudited)                                     Shares        Value
-------------------------                                  -----------   -----------
COMMON STOCKS - CONTINUED
TELECOMMUNICATIONS-4.5%
Comcast Corp. Class A                                           75,000   $ 1,302,750
                                                                         -----------
   Total Common Stocks (Cost-$18,210,262)                                 18,987,061
                                                                         -----------

                                                            Principal
                                                           -----------
U.S. GOVERNMENT SECURITIES-31.2%
U.S. TREASURY NOTES-31.2%
United States Treasury Note, 5.000%
   due 2/15/11                                             $   500,000       514,707
United States Treasury Note**, 3.500%
   due 1/15/11                                               8,454,578     8,595,270
                                                                         -----------
   Total U.S. Government Securities (Cost-$8,975,115)                      9,109,977
                                                                         -----------
REPURCHASE AGREEMENT-3.4%
State Street Bank and Trust Co. Repurchase Agreement,
   0.00% due 07/01/10 in the amount of $991,000; issued
   06/30/10 (Collateralized by $975,000 United States
   Treasury Note, 2.50% due 04/30/15 with a market value
   of $1,014,390)
   (Cost $991,000)                                             991,000       991,000
                                                                         -----------
Total Investments-99.6% (Cost-$28,176,377)                                29,088,038
                                                                         -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.4%                                   118,241
                                                                         -----------
NET ASSETS-100%                                                          $29,206,279
                                                                         ===========

(a) All percentages are based on the net assets of the Holland Balanced Fund as of June 30, 2010.

*    Non-income producing

**   Treasury Inflation-Protection Security (TIPS)

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Holland Series Fund, Inc.

Holland Balanced Fund -  PORTFOLIO OF INVESTMENTS

NOTES TO PORTFOLIO OF INVESTMENTS

ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the impact of all events or transactions occurring after period end through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure.

VALUATION

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the procedures adopted by the Directors of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund's hierarchy can be found below.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

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Holland Series Fund, Inc.

Holland Balanced Fund -  PORTFOLIO OF INVESTMENTS

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's asset and liabilities carried at value:

                                   LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                -----------   -----------   -------   -----------
Investments in Securities
   Common Stocks                $18,987,061   $        --     $--     $18,987,061
   Short Term Investments                --       991,000      --         991,000
   U.S. Government Securities            --     9,109,977      --       9,109,977
                                -----------   -----------     ---     -----------
Total                           $18,987,061   $10,100,977     $--     $29,088,038
                                ===========   ===========     ===     ===========

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's most recent semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

INCOME TAXES

At June 30, 2010, the U.S. Federal income tax cost basis of investments was $28,176,377. Net unrealized appreciation of the Fund's investment securities was $911,661 of which $2,984,070 related to appreciated investment securities and $2,072,409 related to depreciated investment securities.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, "Improving disclosures about fair value measurements" ("ASU 2010-06"). ASU 2010-06 requires new disclosures regarding transfers in and out of levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. For the period ended June 30, 2010, there were no transfers between levels 1 and 2. ASU 2010-06 will also require additional details regarding level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund's financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    --------------------------------
    Michael F. Holland
    President of the Holland Series Fund, Inc.

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Michael F. Holland
    --------------------------------
    Michael F. Holland
    President and Treasurer of the Holland
    Series Fund, Inc.

Date: August 17, 2010